Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Mar. 27, 2019
Beginning balance, shares at Mar. 27, 2019
Founders shares		$ 2,500	(2,500)
Founders shares, shares		25,000,000
Stock based compensation		$ 138	57,063		57,201
Stock based compensation, shares		1,375,000
Shares issued (net of subscription receivable)		$ 259	429,741		430,000
Shares issued (net of subscription receivable), shares		2,590,364
Shares issued for conversion of notes payable - related parties		$ 250	399,750		400,000
Shares issued for conversion of notes payable - related parties, shares		2,500,000
Beneficial conversion feature			237,256		237,256
Loss on conversion			14,999		14,999
Shares issued for technology
Net loss				(701,994)	(701,994)
Ending balance at Dec. 31, 2019		$ 3,147	1,136,309	(701,994)	437,462
Ending balance, shares at Dec. 31, 2019		31,465,364
Stock based compensation		$ 35	349,965		350,000
Stock based compensation, shares		350,000
Shares issued (net of subscription receivable)		$ 433	1,299,567		1,300,000
Shares issued (net of subscription receivable), shares		4,327,043
Options granted			83,292		83,292
Shares issued for technology
Net loss				(2,347,657)	(2,347,657)
Ending balance at Jun. 30, 2020		$ 3,615	2,869,133	(3,049,651)	(176,903)
Ending balance, shares at Jun. 30, 2020		36,142,407
Beginning balance at Dec. 31, 2019		$ 3,147	1,136,309	(701,994)	437,462
Beginning balance, shares at Dec. 31, 2019		31,465,364
Stock based compensation		$ 318	3,234,263		3,234,581
Stock based compensation, shares		3,175,498
Shares issued (net of subscription receivable)		$ 458	1,549,542		1,550,000
Shares issued (net of subscription receivable), shares		4,577,043
Shares issued for conversion of notes payable - related parties		$ 2,540	252,026		254,566
Shares issued for conversion of notes payable - related parties, shares		25,409,544
Options granted			190,127		190,127
Beneficial issuance feature of shares on debt instrument		$ 10	105,516		105,526
Beneficial issuance feature of shares on debt instrument, shares		100,000
Shares issued for technology
Net loss				(7,254,006)	(7,254,006)
Ending balance at Dec. 31, 2020		$ 6,473	6,467,783	(7,956,000)	(1,481,744)
Ending balance, shares at Dec. 31, 2020		64,727,449
Stock based compensation		$ 72	764,468		764,540
Stock based compensation, shares		726,498
Options granted			61,973		61,973
Debt discount		$ 3	29,997		30,000
Debt discount, shares		30,000
Issuance of acquisition shares		$ 60	599,940		$ 600,000
Issuance of acquisition shares, shares		600,000			375,000
Sale of shares		$ 12	114,988		$ 115,000
Sale of shares. Shares		115,000
Shares issued for technology		$ 225	2,249,775		2,250,000
Shares issued for technology, shares		2,250,000
Issuance of bonus shares		$ 37	374,963		$ 375,000
Issuance of bonus shares, shares		375,000			600,000
Net loss				(3,356,090)	$ (3,356,090)
Ending balance at Jun. 30, 2021		$ 6,882	$ 10,663,887	$ (11,312,090)	$ (641,321)
Ending balance, shares at Jun. 30, 2021		68,823,947